UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2007 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.8%
Consumer Discretionary - 16.1%
Aeropostale, Inc.*	24,200		$461,252
American Greetings Corp., Class A	24,900	[2]	657,360
ArvinMeritor, Inc.	38,700	[2]	650,934
Big Lots, Inc.*	27,300	[2]	814,632
Blyth, Inc.	17,400		355,830
Brinker International, Inc.	12,700	[2]	348,488
Darden Restaurants, Inc.	11,400		477,204
DeVry, Inc.	17,400	[2]	643,974
Dollar Tree Stores, Inc.*	10,000	[2]	405,400
Family Dollar Stores, Inc.	50,300	[2]	1,335,968
Hanesbrands, Inc.*	9,100		255,346
Hasbro, Inc.	21,400		596,632
ITT Educational Services, Inc.*	14,000		1,703,660
Jack in the Box, Inc.*	1,900	[2]	123,196
Lear Corp.*	30,500	[2]	979,050
Men’s Wearhouse, Inc.	4,700	[2]	237,444
Priceline.com, Inc.*	4,900	[2]	434,875
RadioShack Corp.	5,300	[2]	109,498
Regal Entertainment Group	19,500	[2]	428,025
Ross Stores, Inc.	34,900		894,836
Sherwin-Williams Co., The	16,600		1,090,786
Sotheby’s	7,800	[2]	372,762
Whirlpool Corp.	1,800	[2]	160,380
Total Consumer Discretionary			13,537,532
Consumer Staples - 3.6%
BJ’s Wholesale Club, Inc.*	9,500		315,020
Energizer Holdings, Inc.*	8,600	[2]	953,310
Herbalife Ltd.	7,100	[2]	322,766
J. M. Smucker Co. , The New	2,800	[2]	149,576
NBTY, Inc.*	12,300		499,380
Tyson Foods, Inc., Class A	45,300	[2]	808,605
Total Consumer Staples			3,048,657
Energy - 8.7%
Cabot Oil & Gas Corp.	21,000		738,360
Frontier Oil Corp.	16,400		682,896
Holly Corp.	11,600	[2]	694,028
Noble Energy, Inc.	29,800		2,087,192
Patterson-UTI Energy, Inc.	16,000		361,120
Seacor Holdings, Inc.*	8,100	[2]	770,310
Tidewater, Inc.	31,100	[2]	1,954,324
Total Energy			7,288,230
Financials - 14.2%
AG Edwards, Inc.	7,600		636,500
American Financial Group, Inc.	31,100		886,972
AmeriCredit Corp.*	6,100	[2]	107,238
Arch Capital Group, Ltd.*	3,700		275,317
Associated Bank Corp.	19,900	[2]	589,638
City National Corp.	8,300	[2]	576,933
Douglas Emmett, Inc.	5,200	[2]	128,596
Eaton Vance Corp.	7,800	[2]	311,688
Everest Re Group, Ltd.	16,500	[2]	1,818,960
First Industrial Realty Trust, Inc.	11,900		462,553
First Marblehead Corp., The	4,450	[2]	168,788
Highwoods Properties, Inc.	21,900		803,073
Hospitality Properties Trust	21,600	[2]	878,040
HRPT Properties Trust	20,300		200,767
PMI Group, Inc.	24,900		814,230
Potlatch, Corp.	16,500		742,995
Raymond James Financial, Inc.	15,700	[2]	515,745
RenaissanceRe Holdings, Ltd.	5,100		333,591
Webster Financial Corp.	23,500		989,820
Wilmington Trust Corp.	18,500	[2]	719,650
Total Financials			11,961,094
Health Care - 11.0%
Charles River Laboratories International, Inc.*	5,100		286,365
Coventry Health Care, Inc.*	17,725		1,102,672
Dentsply International, Inc.	19,800		824,472

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 11.0% (continued)
Health Net, Inc.*	8,900		$481,045
ImClone Systems, Inc.*	3,900		161,226
Intuitive Surgical, Inc.*	5,100	[2]	1,173,000
Invitrogen Corp.*	9,200	[2]	751,916
Kinetic Concepts, Inc.*	13,900		782,292
King Pharmaceuticals, Inc.*	26,100	[2]	305,892
Manor Care, Inc.	7,600		489,440
Millennium Pharmaceuticals, Inc.*	900		9,135
Steris Corp.	15,200	[2]	415,416
Techne Corp.*	14,100		889,428
WellCare Health Plans, Inc.*	14,900		1,570,907
Total Health Care			9,243,206
Industrials - 18.2%
Acuity Brands, Inc.	8,000	[2]	403,840
AGCO Corp.*	9,900		502,623
Allied Waste Industries, Inc.*	9,400	[2]	119,850
Armstrong World Industries, Inc.	4,900		198,891
Belden, Inc.	12,100	[2]	567,611
Continental Airlines, Inc.*	16,900		558,207
Con-Way, Inc.	18,700	[2]	860,200
Cummins, Inc.	18,300		2,340,387
Deluxe Corp.	17,400	[2]	641,016
Dun & Bradstreet Corp., The	4,800		473,328
Granite Construction, Inc.	12,000		636,240
IKON Office Solutions, Inc.	22,900	[2]	294,265
Jacobs Engineering Group, Inc.*	14,900	[2]	1,126,142
Lennox International, Inc.	15,000		507,000
Manitowoc Co., The	18,400		814,752
Manpower, Inc.	9,200		592,020
Northwest Airlines Corp.*	16,500	[2]	293,700
Precision Castparts Corp.	2,000		295,960
Republic Services, Inc.	18,750		613,312
Rollins, Inc.	6,000		160,140
SPX Corp.	5,000		462,800
Teleflex, Inc.	7,800		607,776
Terex Corp.*	12,300		1,094,946
URS Corp.*	6,700	[2]	378,215
US Airways Group, Inc.*	12,500	[2]	328,125
YRC Worldwide, Inc.*	13,700		374,284
Total Industrials			15,245,630
Information Technology - 13.0%
ADC Telecommunications, Inc.*	27,700		543,197
Avnet, Inc.*	18,100	[2]	721,466
BMC Software, Inc.*	24,100		752,643
Cadence Design Systems, Inc.*	7,700		170,863
CommScope, Inc.*	11,700		587,808
CSG Systems International, Inc.*	13,200		280,500
Factset Research Systems, Inc.	11,350	[2]	778,042
Ingram Micro, Inc., Class A*	44,600		874,606
Intersil Corp., Class A	35,700		1,193,451
McAfee, Inc.*	23,900		833,393
Mettler Toledo International, Inc.*	1,300		132,600
MoneyGram International, Inc.	11,300		255,267
Novell, Inc.*	18,600	[2]	142,104
Plantronics, Inc.	4,100	[2]	117,055
RF Micro Devices, Inc.*	44,900	[2]	302,177
Semtech Corp.*	39,900		817,152
Synopsys, Inc.*	21,400		579,512
Tech Data Corp.*	21,900		878,628
Teradyne, Inc.*	19,800	[2]	273,240
Vishay Intertechnology, Inc.*	18,500		241,055
Western Digital Corp.*	17,700	[2]	448,164
Total Information Technology			10,922,923
Materials - 6.6%
AK Steel Holding Corp.*	16,400	[2]	720,780
Ashland, Inc.	8,200		493,722
Celanese Corp.	25,100		978,398
CF Industries Holdings, Inc.	11,400	[2]	865,374

Managers AMG Chicago Equity Partners Mid-Cap Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 6.6% (continued)
Commercial Metals Co.	21,500		$680,475
Lubrizol Corp.	2,600		169,156
Olin Corp.	45,400	[2]	1,016,052
Packaging Corp. of America	20,300	[2]	590,121
Total Materials			5,514,078
Telecommunication Services - 1.2%
Centurytel, Inc.	11,300	[2]	522,286
Telephone & Data Systems, Inc.	6,900		460,575
Total Telecommunication Services			982,861
Utilities - 7.2%
Alliant Energy Corp.	37,300		1,429,336
CMS Energy Corp.	26,400		444,048
Energy East Corp.	17,200		465,260
MDU Resources Group, Inc.	41,450	[2]	1,153,968
Nicor, Inc.	6,700		287,430
Northeast Utilities	9,300		265,701
OGE Energy Corp.	10,300		340,930
Oneok, Inc.	9,900		469,260
Reliant Resources, Inc.*	28,900	[2]	739,840
WGL Holdings, Inc.	14,600	[2]	494,794
Total Utilities			6,090,567
Total Common Stocks (cost $76,925,340)			83,834,778
Other Investment Companies - 27.9%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	22,460,573		22,460,573
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	950,601		950,601
Total Other Investment Companies (cost $23,411,174)			23,411,174
Total Investments - 127.7% (cost $100,336,514)			107,245,952
Other Assets, less Liabilities - (27.7)%			(23,279,458)
Net Assets - 100%			$83,966,494

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 59.3%
Consumer Discretionary - 6.7%
CBS Corp., Class B	5,700	[2]	$179,550
Family Dollar Stores, Inc.	2,700	[2]	71,712
General Motors Corp.	1,000	[2]	36,700
Goodyear Tire & Rubber Co.*	700		21,287
ITT Educational Services, Inc.*	600		73,014
McDonald’s Corp.	4,900		266,903
McGraw-Hill Companies, Inc., The	600	[2]	30,546
Nike, Inc.	800		46,928
Omnicom Group, Inc.	2,100		100,989
RadioShack Corp.	7,900	[2]	163,214
Regal Entertainment Group	3,200	[2]	70,240
Sherwin-Williams Co., The	1,700		111,707
TJX Cos., Inc.	5,400		156,978
Walt Disney Co., The	1,600		55,024
Total Consumer Discretionary			1,384,792
Consumer Staples - 4.9%
Altria Group, Inc.	2,020		140,451
Avon Products, Inc.	2,700		101,331
Costco Wholesale Corp.	1,000	[2]	61,370
Kraft Foods, Inc.	2,836		97,870
Kroger Co.	6,200		176,824
PepsiCo, Inc.	3,000	[2]	219,780
Procter & Gamble Co.	2,112		148,558
Sara Lee Corp.	4,100	[2]	68,429
Total Consumer Staples			1,014,613
Energy - 5.9%
ConocoPhillips Co.	1,000		87,770
Devon Energy Corp.	1,200		99,840
Exxon Mobil Corp.	4,020		372,091
Global Industries, Ltd.*	1,500		38,640
Marathon Oil Corp.	4,500		256,590
Murphy Oil Corp.	600	[2]	41,934
Tesoro Corp.	2,300		105,846
Tidewater, Inc.	3,500		219,940
Total Energy			1,222,651
Financials - 11.5%
AMB Property Corp.	400		23,924
Assurant, Inc.	1,900		101,650
Bank of America Corp.	8,400		422,268
CBL & Associates Properties, Inc.	3,700		129,685
Chubb Corp., The	3,700		198,468
Citigroup, Inc.	1,900		88,673
Freddie Mac Corp.	800		47,208
Goldman Sachs Group, Inc.	1,400		303,436
Hospitality Properties Trust	1,000	[2]	40,650
JPMorgan Chase & Co.	8,248		377,923
Loews Corp.	1,000		48,350
Merrill Lynch & Co., Inc.	2,600		185,328
PMI Group, Inc.	2,600		85,020
SunTrust Banks, Inc.	1,600		121,072
Travelers Companies, Inc., The	4,200		211,428
Total Financials			2,385,083
Health Care - 7.2%
AmerisourceBergen Corp.	2,200		99,726
Baxter International, Inc.	2,600		146,328
Biogen Idec, Inc.*	3,200		212,256
CIGNA Corp.	1,400		74,606
Humana, Inc.*	2,400	[2]	167,712
Johnson & Johnson Co.	5,280		346,896
McKesson Corp.	3,900		229,282
Medco Health Solutions, Inc.*	800		72,312
Pfizer, Inc.	5,540		135,342
Total Health Care			1,484,460

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 7.3%
Continental Airlines, Inc.*	3,900		$128,817
Con-Way, Inc.	2,800	[2]	128,800
Cummins, Inc.	2,100		268,569
Dun & Bradstreet Corp., The	500		49,305
Emerson Electric Co.	4,000		212,880
Fluor Corp.	200		28,796
General Electric Co.	3,800		157,320
Manpower, Inc.	600		38,610
McDermott International, Inc.	1,200		64,896
Northrop Grumman Corp.	2,900		226,200
Raytheon Co.	1,300		82,966
Rockwell Automation, Inc.	400		27,804
Textron, Inc.	1,400		87,094
Total Industrials			1,502,057
Information Technology - 8.9%
Accenture Ltd.	4,400		177,100
Applied Materials, Inc.	500		10,350
Avnet, Inc.*	700	[2]	27,902
BEA Systems, Inc.*	2,300		31,901
BMC Software, Inc.*	1,400		43,722
Cisco Systems, Inc.*	3,140		103,965
CommScope, Inc.*	1,000	[2]	50,240
Computer Sciences Corp.*	2,000		111,800
Hewlett-Packard Co.	7,500		373,425
International Business Machines Corp.	1,400	[2]	164,920
International Rectifier Corp.*	2,900	[2]	95,671
Intersil Corp., Class A	1,400	[2]	46,802
Juniper Networks, Inc.*	3,400	[2]	124,474
McAfee, Inc.*	1,800		62,766
Microsoft Corp.	9,300		273,978
Nvidia Corp.*	3,150		114,156
Tech Data Corp.*	800		32,096
Total Information Technology			1,845,268
Materials - 2.3%
AK Steel Holding Corp.*	1,100	[2]	48,345
Celanese Corp.	5,500		214,390
International Paper Co.	2,700	[2]	96,849
Lubrizol Corp.	700		45,542
United States Steel Corp.	700		74,158
Total Materials			479,284
Telecommunication Services - 2.2%
AT&T, Inc.	10,270		434,524
Telephone & Data Systems, Inc.	500	[2]	33,375
Total Telecommunication Services			467,899
Utilities - 2.4%
Constellation Energy Group	2,200	[2]	188,738
Edison International	3,700		205,165
Northeast Utilities	2,200		62,854
Sempra Energy	600	[2]	34,872
Total Utilities			491,629
Total Common Stocks (cost $10,361,536)			12,277,736

	Principal Amount
Mortgage-Backed Security - 21.4%
Bank of America Corp., 4.875%, 06/10/39	$59,358		59,199
FHLMC, 5.000%, 12/15/22	177,237		176,220
FNMA, 3.500%, 10/01/10	90,562		87,544
FNMA, 4.000%, 10/01/20 to 12/01/21	82,212		77,292
FNMA, 4.375%, 04/15/15	58,196		57,240
FNMA, 4.500%, 07/01/18 to 09/01/35	694,994		659,958
FNMA, 5.000%, 02/01/22 to 06/01/37	1,110,674		1,071,155
FNMA, 5.500%, 02/01/22 to 06/01/37	1,086,584		1,068,531
FNMA, 6.000%, 03/01/12 to 04/01/37	695,221		$697,216

Managers AMG Chicago Equity Partners Balanced Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Mortgage-Backed Security - 21.4% (continued)
FNMA, 6.500%, 11/01/36 to 12/01/36	$346,721		$353,138
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	39,404		39,460
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		90,222
Total Mortgage-Backed Security (cost $4,445,779)			4,437,175
U.S. Government and Agency Obligations - 10.7%
FHLB, 4.500%, 09/16/13	125,000		$123,516
FHLMC, 5.625%, 03/15/11	150,000	[2]	155,669
FNMA, 5.375%, 11/15/11	250,000		257,915
USTB, 6.250%, 08/15/23	525,000	[2]	603,299
USTN, 4.625%, 11/15/16	1,020,000	[2]	1,025,340
USTN, 5.000%, 02/15/11	55,000	[2]	56,672
Total U.S. Government and Agency Obligations (cost $2,209,138)			2,222,411
Corporate Bonds - 7.0%
Finance - 4.1%
Allstate Corp., The, 7.200%, 12/01/09	75,000		78,499
American International Group, Inc., 6.250%, 05/01/36 (a)	35,000		35,632
Bank of America Corp., 5.625%, 10/14/16	70,000		70,065
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	150,000		144,203
Citigroup, Inc., 6.500%, 01/18/11	95,000		98,852
JPMorgan Chase & Co., 4.750%, 03/01/15	70,000	[2]	66,419
Travelers Companies Inc., 5.375%, 06/15/12	95,000		96,056
U.S. Bank NA, 4.950%, 10/30/14	70,000		67,029
Wachovia Corp., 5.300%, 10/15/11	95,000		95,527
Wells Fargo Co., 4.200%, 01/15/10	95,000		93,459
Total Finance			845,741
Industrial - 2.1%
Bellsouth Capital Funding Corp., 7.750%, 02/15/10	75,000		79,435
IBM Corp., 4.750%, 11/29/12	95,000		93,572
Lockheed Martin Corp., 7.650%, 05/01/16	50,000		56,306
Merck & Co., Inc., 4.750%, 03/01/15	65,000		62,044
Wal-Mart Stores, Inc., 5.250%, 09/01/35	40,000		35,199
Walt Disney Co., The, 6.375%, 03/01/12	95,000		99,554
Total Industrial			426,110
Utility - 0.8%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	[2]	73,395
Florida Power & Light Co., 4.850%, 02/01/13	95,000		93,143
Total Utility			166,538
Total Corporate Bonds (cost $1,434,358)			1,438,389
Asset-Backed Security - 2.1%
Capital One Multi-Asset Execution Trust, 5.300%, 02/18/14	150,000		152,097
Harley-Davidson Motorcycle Trust, 5.350%, 03/15/13	185,000		185,823
John Deere Corp., 5.070%, 04/15/14	100,000		99,557
Total Asset-Backed Security (cost $436,426)			437,477

	Shares
Other Investment Companies - 19.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	3,930,375		3,930,375
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	57,141		57,141
Total Other Investment Companies (cost $3,987,516)			3,987,516
Total Investments - 119.8% (cost $22,874,753)			24,800,704
Other Assets, less Liabilities - (19.8)%			(4,099,176)
Net Assets - 100%			$20,701,528

Managers High Yield Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 97.1%
Finance - 11.0%
AAC Group Holding Corp., 10.493%, 10/01/12 (b) [4]	$140,000	[2]	$125,300
Aeroflex, Inc. Term Loan B1, 8.704%, 08/15/14	100,000		97,750
Arch Western Finance, LLC, 6.750%, 07/01/13	610,000		600,850
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	384,000		389,760
Dresser, Inc., 1st Lien Term Loan, 8.01%, 05/04/14 [7]	3,077		3,028
Dresser, Inc., 1st Lien 2nd Loan, 8.038%, 05/04/14 [7]	95,904		94,394
Dresser, Inc., 2nd Lien Term Loan, 11.129%, 05/04/14 [7]	100,000		97,250
First Data Corp. Term Loan B1, 8.003%, 09/24/14	315,000		302,925
First Data Corp. Term Loan B2, 8.003%, 09/24/14	15,000		14,484
Ford Motor Credit Co.,
6.814%, 01/15/10, (01/15/08) [5]	140,000		131,828
7.000%, 10/01/13	275,000		248,811
7.250%, 10/25/11	75,000		70,344
7.800%, 06/01/12	275,000		261,856
8.000%, 12/15/16	280,000		262,355
General Motors Acceptance Corp., 6.875%, 08/28/12	845,000		793,399
GMAC,
6.625%, 05/15/12	175,000		163,451
6.750%, 12/01/14	25,000		22,690
Idearc, Inc., 8.000%, 11/15/16	180,000		180,450
KAR Holdings, Inc., 8.750%, 05/01/14 (a)	135,000		129,938
Petroplus Finance Ltd,
6.750%, 05/01/14 (a)	75,000		72,375
7.000%, 05/01/17 (a)	85,000		81,175
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	100,000		104,250
Simmons Holding Co., Inc. 10.067%, 12/15/14 (b) [4]	120,000		112,200
UCI Holdco, Inc., 12.365%, 12/15/13 (a) [6]	114,845		109,677
Wind Acquisition Loan, 12.620%, 12/07/11 [6]	213,921		215,347
Total Finance			4,685,887
Industrial - 82.6%
ACCO Brands Corp., 7.625%, 08/15/15	430,000		412,800
Actuant Corp., 6.875%, 06/15/17 (a)	80,000		79,200
Advanced Micro Devices, Inc., 7.750%, 11/01/12	170,000	[2]	156,825
Alliance Laundry Corp., 8.500%, 01/15/13	235,000		226,775
Allied Waste North America, Inc.,
7.250%, 03/15/15	105,000	[2]	107,625
7.375%, 04/15/14	245,000	[2]	247,450
Ames True Temper, Inc.,
9.243%, 01/15/12, (01/15/08) [5]	240,000		237,600
10.000%, 07/15/12	150,000	[2]	116,250
ArvinMeritor, Inc., 8.750%, 03/01/12	235,000	[2]	240,876
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	170,000		168,512
Beazer Homes USA, Inc.,
6.500%, 11/15/13	165,000		122,925
8.375%, 04/15/12	180,000		142,200
8.675%, 05/15/11	40,000		31,800
Brookstone Co., Inc., 12.000%, 10/15/12	140,000	[2]	139,300
CCO Holdings, LLC, 8.750%, 11/15/13	315,000		318,150
Charter Communications Holdings II, 10.250%, 09/15/10	115,000		118,162
Charter Communications, Inc., 11.000%, 10/01/15	355,000		361,212
Chesapeake Energy Corp., 7.000%, 08/15/14	275,000		278,094
Citizens Communications Co., 6.625%, 03/15/15	50,000		49,250
Claire’s Stores Inc, 9.625%, 06/01/15 (a) [6]	205,000	[2]	169,638
Community Health Systems, 8.875%, 07/15/15 (a)	255,000		263,288
Constellation Brands, Inc., 7.125%, 09/01/16	380,000		381,900
Cooper Companies, Inc., 7.125%, 02/15/15	235,000		232,650
Corrections Corp. of America, 6.250%, 03/15/13	160,000		158,400
Cricket Communications I, 9.375%, 11/01/14	415,000		423,300
Crown Americas LLC, 7.750%, 11/15/15	120,000		124,500
Del Laboratories, Inc.,
8.000%, 02/01/12	270,000	[2]	249,750
10.356%, 11/01/11, (11/01/07) [5]	145,000		148,262
Del Monte Corp., 6.750%, 02/15/15	145,000		139,925
Denbury Resources, Inc., 7.500%, 04/01/13	270,000		277,426
Dex Media East, LLC, 12.125%, 11/15/12	125,000		133,750
Dex Media West LLC, 9.875%, 08/15/13	60,000		64,125
Dex Media, Inc., 8.15%, 11/15/13 (b) [4]	570,000	[2]	538,650

Managers High Yield Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial - 82.6% (continued)
Digicel Group, Ltd.,
8.875%, 01/15/15 (a)	$100,000	[2]	$94,250
9.125%, 01/15/15 (a) [6]	104,000	[2]	96,980
9.250%, 09/01/12 (a)	250,000		258,125
DirectTV Holdings LLC,
6.375%, 06/15/15	630,000		600,862
8.375%, 03/15/13	30,000		31,312
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000		124,775
Dobson Communications Corp.,
8.875%, 10/01/13	220,000	[2]	235,400
9.493%,10/15/12, (01/15/08) [5]	235,000		240,288
EchoStar Communications Corp., 7.125%, 02/01/16 (a)	615,000		634,988
El Paso Corp., 7.000%, 06/15/17	200,000		204,078
Energy Xxi Gulf Coast Inc., 10.000%, 06/15/13 (a)	40,000		38,000
Esco Corp, 8.625%, 12/15/13 (a)	140,000		138,600
Flextronics International Ltd., 1.000%, 08/01/10	225,000	[2]	215,438
FMC Finance III SA, 6.875%, 07/15/17 (a)	150,000		150,000
FMG Finance Pty, Ltd., 10.625%, 09/01/16 (a)	225,000		266,062
Ford Motor Co., 6.500%, 08/01/18	255,000	[2]	206,550
Forest Oil Corp.,
7.250%, 06/15/19 (a)	70,000		70,350
8.000%, 12/15/11	95,000		99,038
Freescale Semiconductor, Inc.,
9.125%, 12/15/14 [6]	220,000		204,600
10.125%, 12/15/16	100,000	[2]	93,500
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	220,000		221,100
Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	120,000		125,100
Frigstad Discoverer Invest, Ltd., 11.500%, 02/21/12	100,000		95,194
General Motors Corp.,
7.125%, 07/15/13	255,000	[2]	234,600
8.375%, 07/15/33	235,000	[2]	207,094
Georgia-Pacific Corp.,
7.000%, 01/15/15 (a)	140,000		137,200
7.125%, 01/15/17 (a)	100,000		97,250
7.700%, 06/15/15	225,000		225,000
Goodman Global Holdings Co., Inc.,
7.875%, 12/15/12	135,000	[2]	133,312
8.360%, 06/15/12, (12/17/07) [5]	100,000		99,250
Goodyear Tire & Rubber Co.,
11.250%, 03/01/11	35,000		37,669
8.625%, 12/01/11(a)	83,000		87,150
Graham Packaging Co., L.P., 9.875%, 10/15/14	375,000	[2]	373,125
Hanesbrands, Inc., 8.784%, 12/15/14, (12/17/07) [5]	295,000	[2]	295,000
HCA, Inc.,
8.750%, 09/01/10	35,000		35,525
9.250%, 11/15/16 (a)	475,000		505,875
9.625%, 11/15/16 (a) [6]	405,000		433,350
Host Marriott LP, 6.750%, 06/01/16	285,000		283,575
Huntsman International LLC, 7.875%, 11/15/14	155,000		165,850
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	365,000	[2]	351,312
Insight Communications Co., Inc., 10.884%, 02/15/11 (b)	10,000		10,375
Intelsat Bermuda, Ltd.,
8.886%, 01/15/15, (01/15/08) [5]	150,000		152,250
11.250%, 06/15/16	205,000		220,631
Intelsat Subsidiary Holding Co Ltd., 8.250%, 01/15/13	75,000		76,500
Interline Brands Inc., 8.125%, 06/15/14	145,000		143,912
IPCS, Inc.,
7.481%, 05/01/13 (a) [5]	90,000		87,750
8.606%, 05/01/14 (a) [5]	195,000		192,075
Iron Mountain Inc.,
6.625%, 01/01/16	190,000		178,600
7.750%, 01/15/15	350,000		350,875
Jarden Corp., 7.500%, 05/01/17	325,000		316,062
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	250,000	[2]	207,500
L-3 Communications Corp.,
5.875%, 01/15/15	265,000		255,725
6.125%, 07/15/13	50,000		49,375
6.375%, 10/15/15	100,000		98,750

Managers High Yield Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial - 82.6% (continued)
Level 3 Financing, Inc.,
8.750%, 02/15/17	$150,000		$145,500
9.250%, 11/01/14	240,000		237,600
LVB Acquisition Merger, 10.375%, 10/15/17 (a) [6]	195,000		189,394
MetroPCS Wireless, Inc., 9.250%, 11/01/14 (a)	375,000		384,375
MGM Mirage, Inc.,
6.750%, 04/01/13	305,000		299,662
6.875%, 04/01/16	155,000		150,738
7.500%, 06/01/16	290,000		289,638
Nalco Company,
7.750%, 11/15/11	185,000		189,625
8.875%, 11/15/13	180,000	[2]	189,900
Newfield Exploration Co., 6.625%, 04/15/16	215,000		211,238
Nexstar Finance Holdings, Inc., 11.375%, 04/01/13 (b)	90,000		89,100
Nordic Telephone Co., 8.875%, 05/1/16 (a)	315,000		333,900
Nxp Bv/Nxp Funding Llc, 9.500%, 10/15/15	405,000	[2]	378,675
Open Solutions, Inc., 9.750%, 02/01/15 (a)	420,000		406,350
OPTI Canada, Inc.,
7.875%, 12/15/14 (a)	30,000		30,150
8.250%, 12/15/14 (a)	190,000		192,375
Owens-Brockway Glass Container Inc., 6.750%, 12/01/14	225,000		223,031
Owens-Brockway Glass Inc., 8.250%, 05/15/13	125,000		130,000
P.H. Glatfelter, 7.125%, 05/01/16	215,000		215,000
Packaging Dynamics, Inc., 10.000%, 05/11/16 (a)	185,000		179,450
Paetec Holding Corp., 9.500%, 07/15/15 (a)	125,000		125,625
Penhall International, 12.000%, 08/1/14 (a)	75,000	[2]	76,125
Petrohawk Energy Corp., 9.125%, 07/15/13	225,000		238,500
Petroprod Ltd, 10.850%, 05/24/13	100,000		99,500
Playtex Products, Inc., 9.375%, 06/01/11	535,000	[2]	553,056
PolyOne Corp., 8.875%, 05/01/12	400,000	[2]	414,000
Quebecor Media, Inc., 7.750%, 03/15/16 (a)	125,000		119,844
Quebecor World, Inc., 8.750%, 03/15/16 (a)	425,000	[2]	387,812
Qwest Communications International, Inc., 9.057%, 02/15/09, (11/15/07) [5]	400,000		406,000
Qwest Corp., 7.500%, 10/01/14	105,000		109,725
R.H. Donnelley Corp,
6.875%, 01/15/13	85,000		80,750
8.875%, 10/15/17 (a)	55,000		56,100
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		309,575
RBS Global & Rexnord Corp., 8.875%, 09/01/16	160,000	[2]	161,600
Reichhold Industries Inc, 9.000%, 08/15/14 (a)	175,000		177,625
Rental Service Corp., 9.500%, 12/01/14	145,000	[2]	139,200
Rite Aid Escrow Corp, 9.500%, 06/15/17 (a)	150,000		141,000
Rockwood Specialties GRP., 7.500%, 11/15/14	25,000		25,062
Rural Cellular Corp.,
8.250%, 03/15/12	305,000		317,962
8.621%, 06/01/13, (12/01/07) (a) [5]	110,000		113,300
Sally Holdings LLC,
9.250%, 11/15/14	225,000	[2]	228,375
10.500%, 11/15/16	30,000	[2]	30,150
Sealy Mattress Co., 8.250%, 06/15/04	360,000		364,500
Select Medical Corp., 7.625%, 02/01/15	15,000		13,500
Sensata Technologies BV, 8.000%, 05/01/14	260,000		254,800
Service Corp International,
6.750%, 04/01/15	125,000		124,688
7.375%, 10/01/14	195,000		201,338
Simmons Co., 10.000%, 12/15/14 12/15/2014 (b)	545,000		437,362
Spectrum Brands, Inc., 7.375%, 02/01/15	205,000	[2]	158,875
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	275,000		262,625
Sun Media Corp., 7.625%, 02/15/13	315,000		311,062
Sungard Data Systems, Inc., 10.250%, 08/15/15	430,000	[2]	451,500
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	95,000		92,150
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a) [6]	100,000		95,500
Tenet Healthcare Corp., 9.250%, 01/01/15	515,000		457,062
Tenneco Automotive Inc., 8.625%, 11/15/14	295,000	[2]	298,688
Terex Corp., 7.375%, 01/15/14	185,000		188,700

Managers High Yield Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial - 82.6% (continued)
Terra Capital Inc, 7.000%, 02/01/17	$400,000		$392,000
Tesoro Corp., 6.625%, 11/01/15	180,000		180,900
Titan International Inc, 8.000%, 01/15/12	200,000		200,500
Travelport LLC,
9.875%, 09/01/14	100,000		102,500
10.246%, 09/01/14, (12/03/07) [5]	65,000		65,325
11.875%, 09/01/16	165,000	[2]	173,662
TRW Automotive, Inc.,
7.000%, 03/15/14 (a)	150,000		146,250
7.250%, 03/15/17 (a)	250,000		245,000
United Components, Inc., 9.375%, 06/15/13	60,000		61,200
United Rentals (North America), Inc., 6.500%, 02/15/12	355,000		361,212
United Surgical Partners International, Inc.,
8.875%, 05/01/17	55,000	[2]	55,825
9.250%, 05/01/17 [6]	185,000	[2]	185,925
Vail Resorts, Inc., 6.750%, 02/15/14	325,000		318,500
Venoco, Inc., 8.750%, 12/15/11	190,000		190,475
Videotron Ltee, 6.875%, 01/15/14	148,000		146,150
Visant Holding Corp., 10.250%, 12/01/13 (b)	655,000		612,425
Vitro SAB de CV, 9.125%, 02/01/17	225,000		222,188
Warner Music Group, 7.375%, 04/15/14	230,000		201,250
West Corp, 9.500%, 10/15/14	310,000		321,625
Williams Partners L.P., 7.250%, 02/01/17	235,000		240,875
Wind Acquisition Fin SA, 10.750%, 12/01/15 (a)	150,000	[2]	166,875
Windstream Corp,
7.000%, 03/15/19	50,000		49,000
8.125%, 08/01/13	60,000		63,450
8.625%, 08/01/16	245,000		262,456
WMG Holdings Corp., 9.500%, 12/15/14 (b)	266,000		187,530
Total Industrial			34,989,712
Utility - 3.5%
AES Corp., 8.875%, 2/15/11	230,000		241,212
Dynegy Holdings Inc,
7.500%, 06/01/15 (a)	75,000		72,750
7.750%, 06/01/19 (a)	100,000		96,125
Edison Mission Energy, 7.000%, 05/15/17 (a)	235,000		232,650
Mirant Americas Generation, Inc., 8.300%, 05/01/11	100,000		101,500
Mirant North America LLC, 7.375%, 12/31/13	275,000		280,500
NRG Energy, Inc.,
7.250% 02/01/14	120,000		120,600
7.375%, 01/15/17	95,000		95,238
7.375%, 02/01/16	45,000		45,225
Reliant Energy, Inc., 7.625%, 06/15/14	185,000	[2]	187,312
Total Utility			1,473,112
Total Corporate Bonds (cost $41,338,241)			41,148,711
Materials - 0.8%
Huntsman Corp. (cost $94,073)	12,603		333,856
Other Investment Companies - 30.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	8,756,292		8,756,292
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	4,117,009		4,117,009
Total Other Investment Companies (cost $12,873,301)			12,873,301
Total Investments - 128.3% (cost $54,305,615)			54,355,868
Other Assets, less Liabilities - (28.3)%			(11,990,462)
Net Assets - 100%			$42,365,406

Managers Fixed Income Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 62.4%
Finance - 12.8%
ASIF Global Financial, 2.380%, 02/26/09		$1,000,000		$669,150
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		264,257
Barclays Capital Corp., 4.160%, 02/22/10		6,000,000		177,738
Boeing Capital Corp., 4.750%, 08/25/08		230,000		229,882
Cigna Corp., 6.150%, 11/15/36		240,000		227,676
Colonial Realty LP,
4.800%, 04/01/11		625,000		604,596
5.500%, 10/01/15		190,000		178,796
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		196,882
Equity One, Inc., 3.875%, 04/15/09		150,000		146,800
Ford Motor Credit Co., 7.000%, 10/01/13		125,000		113,096
Ford Motor Credit Co., LLC., 9.750%, 09/15/10		309,000		315,436
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		372,896
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		480,930
HSBC Bank USA, N.A., 3.771%, 04/18/12 (a) [4]		665,000		164,616
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000		348,752
Kinder Morgan Finance Co.,
5.150%, 03/01/15		75,000	[2]	67,317
5.700%, 01/05/16	USD	165,000		150,801
6.400%, 01/05/36	USD	110,000		94,291
Korea Development Bank, 3.875%, 03/02/09	USD	425,000		416,641
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000	[2]	146,760
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		257,180
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		410,000		396,193
5.750%, 09/15/15		652,000		630,702
5.875%, 08/01/33		730,000		631,275
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000		645,744
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		620,000		625,795
Sovereign Bank, 5.125%, 03/15/13		335,000		319,677
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000		476,057
Travelers Cos., Inc., 6.250%, 06/15/37		755,000		730,670
Travelers Property Casualty Corp., 6.375%, 03/15/33		330,000		328,971
Wells Fargo Co., 5.106%, 05/01/33, (11/01/07)[5]		615,000	[2]	615,246
XL Capital (Europe) PLC, 6.500%, 01/15/12	USD	105,000		108,996
Total Finance				11,133,819
Industrial - 41.8%
Anadarko Petroleum Corp.,
5.950%, 09/15/06		485,000		481,172
6.450%, 09/15/36		360,000		355,568
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		330,000		322,586
6.450%, 09/01/37		420,000		437,984
Apache Corp., 6.000%, 01/15/37		630,000		608,475
AstraZeneca PLC, 6.450%, 09/15/37	USD	905,000		941,531
AT&T Corp.,
6.150%, 09/15/34		185,000		183,477
6.500%, 03/15/29		775,000		782,763
AT&T Wireless Services, Inc., 8.750%, 03/01/31		310,000		393,584
Avnet, Inc.,
2.000%, 03/15/34		100,000		128,750
6.000%, 09/01/15		720,000		704,928
6.625%, 09/15/16		140,000		141,592
BellSouth Corp., 6.000%, 11/15/34		990,000	[2]	956,153
Bowater, Inc., 6.500%, 06/15/13		170,000	[2]	124,950
Bristol-Myers Squibb Co., 5.194%, 09/15/23, (12/17/07)[5]		225,000		226,980
Canadian Pacific Railway Co., 5.950%, 05/15/37	USD	410,000		379,834
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		282,518
Charter Communications Inc., 8.000%, 04/30/12 (a)		245,000		245,000
Chartered Semiconductor Manufacturing Ltd., 6.250%, 04/04/13	USD	715,000		721,209
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		190,756
Coca-Cola HBC Finance BV, 5.125%, 09/17/13	USD	265,000		258,645
Comcast Corp.,
5.650%, 06/15/35		235,000		210,489
6.450%, 03/15/37		815,000		807,218
6.500%, 11/15/35		460,000		455,677
6.950%, 08/15/37		250,000		263,250
Corning, Inc., 6.850%, 03/01/29		600,000		612,513

Managers Fixed Income Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrial - 41.8% (continued)
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		$410,000		$407,506
CSX Corp., 6.000%, 10/01/36		570,000		535,479
Cummins Engine Co. Inc., 6.750%, 02/15/27		153,000		151,598
D.R. Horton, Inc., 5.250%, 02/15/15		420,000		352,127
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	245,000	[2]	245,000
El Paso Corp., 6.950%, 06/01/28		165,000	[2]	154,098
Energy Transfer Partners LP,
6.125%, 02/15/17		65,000		62,840
6.625%, 10/15/36		145,000		137,167
Equifax, Inc., 7.000%, 07/01/37		115,000		115,554
Federated Retail Holdings, 6.375%, 03/15/37		760,000		697,092
Georgia-Pacific Corp., 7.250%, 06/01/28		70,000		64,400
HCA, Inc.,
7.050%, 12/01/27		750,000		571,727
7.500%, 11/06/33		75,000		60,750
7.690%, 06/15/25		300,000		247,900
8.750%, 09/01/10		625,000		634,375
International Paper Co.,
4.000%, 04/01/10		300,000		291,241
4.250%, 01/15/09		300,000		295,516
Intuit, Inc., 5.750%, 03/15/17		210,000		200,781
JC Penney Corp., Inc., 6.375%, 10/15/36		400,000		375,461
Johnson & Johnson, 5.950%, 08/15/37		810,000		833,514
KN Capital Trust III, 7.630%, 04/15/28		10,000		9,000
Kraft Foods, Inc., 6.500%, 11/01/31		310,000		305,714
Kroger Co., 7.000%, 05/01/18		460,000		488,025
Lennar Corp.,
5.600%, 05/31/15		400,000		344,648
6.500%, 04/15/16		280,000		253,504
Liberty Media Corp., 5.700%, 05/15/13		190,000		178,454
Lubrizol Corp., 6.500%, 10/01/34		750,000		734,591
Masco Corp., 5.850%, 03/15/17		350,000		338,294
Medco Health Solutions, 7.250%, 08/15/13		420,000		443,076
Missouri Pacific Railroad, 5.000%, 01/01/45		200,000		138,000
New England Telephone & Telegraph Co., 7.875%, 11/15/29		95,000		105,848
News America, Inc.,
6.200%, 12/15/34		350,000		330,569
6.400%, 12/15/35		425,000		411,757
7.280%, 06/30/28		225,000		237,359
7.625%, 11/30/28		460,000		503,451
Nextel Communications, Inc., 5.950%, 03/15/14		695,000		664,394
Owens & Minor, Inc., 6.350%, 04/15/16		125,000		127,010
Pulte Homes, Inc.,
5.200%, 02/15/15		405,000		338,191
6.000%, 02/15/35		1,265,000	[2]	924,654
6.375%, 05/15/33		465,000		354,314
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	USD	1,500,000		1,491,583
Qwest Corp., 6.875%, 09/15/33		20,000	[2]	18,800
Safeway, Inc., 6.350%, 08/15/17		400,000		407,150
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	USD	600,000		681,177
Telecom Italia Capital,
6.000%, 09/30/34	USD	40,000	[2]	37,312
6.375%, 11/15/33	USD	105,000		101,649
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		405,472
Telefonica Emisiones SAU, 7.045%, 06/20/36	USD	1,475,000		1,576,150
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		240,000		245,495
Texas Eastern Transmission, 7.000%, 07/15/32		255,000		270,073
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		434,063
The Ryland Group, Inc., 5.375%, 06/01/08		220,000		217,215
Time Warner, Inc.,
6.625%, 05/15/29		270,000		265,171
6.950%, 01/15/28		120,000		123,110
7.625%, 04/15/31		80,000		87,262
7.700%, 05/01/32		685,000		754,315
Toro Co., The, 6.625%, 05/01/37		365,000		365,443
Union Pacific Corp., 5.375%, 06/01/33		50,000		42,974
Verizon Global Funding Corp., 5.850%, 09/15/35		1,095,000	[2]	1,049,538
Verizon Maryland, Inc., 5.125%, 06/15/33		295,000		244,211
Verizon New York, Inc., Series B, 7.375%, 04/1/32		195,000		208,210
Viacom, Inc., 6.875%, 04/30/36		470,000		469,498

Managers Fixed Income Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrial - 41.8% (continued)
Vondafone Group PLC, 6.150%, 02/27/37	USD	$650,000		$625,799
Walt Disney Co., The, 7.000%, 03/01/32		190,000		213,777
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		65,000		63,456
Western Union Co., 6.200%, 11/17/36		635,000		613,801
XTO Energy, Inc., 6.750%, 08/01/37		300,000		314,057
Total Industrial				36,209,342
Utilities - 7.8%
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 (a)		285,000		289,976
Cilcorp, Inc., 8.700%, 10/15/09		315,000		331,208
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		715,000	[2]	667,024
Commonwealth Edison,
4.700%, 04/15/15		510,000		473,080
5.875%, 02/01/33		620,000		582,116
Dominion Resources, Inc., 5.950%, 06/15/35		90,000		84,623
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	900,000		1,009,024
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		225,000		223,775
6.375%, 09/30/36 (a)		300,000		287,857
Methanex Corp., 6.000%, 08/15/15	USD	320,000		302,263
Midamerican Energy Holdings Co., 6.500%, 09/15/37 (a)		340,000		344,811
Nisource Finance Corp., 6.400%, 03/15/18		1,645,000		1,660,211
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		492,644
Total Utility				6,748,612
Total Corporate Bonds (cost $54,117,533)				54,091,773
Foreign Government - 6.4%
Canadian Government, 4.250%, 09/01/09	CAD	1,000,000		1,007,882
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)	USD	485,000		476,792
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,421,576
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		322,019
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,155,631
Nordic Investment Bank, 13.000%, 09/12/08	ISK	9,000,000		145,643
Total Foreign Government (cost $5,254,297)				5,529,543
U.S. Government and Agency Obligations - 22.4%
Mortgage-Backed Securities - 1.5%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		388,034		381,261
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		334,282
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		476,889		486,961
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		53,780		53,742
Total Mortgage-Backed Securities (cost $1,260,989)				1,256,246
Asset-Backed Securities - 0.8%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34[7]		265,000		258,775
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		23,202		22,982
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 04/25/31 (b)		405,744		408,972
Total Asset-Backed Securities (cost $693,291)				690,729
U.S. Government and Agency Obligations - 21.0%
FNMA, 2.290%, 02/19/09		700,000		468,508
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		496,034		489,059
USTB, 5.375%, 02/15/31		1,430,000	[2]	1,531,218
USTN, 4.500%, 09/30/11		750,000	[2]	760,254
USTN, 4.750%, 02/15/37		4,115,000	[2]	4,059,386
USTN, 4.750%, 05/15/14		835,000	[2]	854,049
USTN, 4.875%, 05/31/09		9,940,000	[2]	10,089,110
Total U.S. Government and Agency Obligations (cost $17,965,469)				18,251,584
Municipal Bond - 2.1%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		90,000		90,133
Eufaula Alabama, Series C, 4.000%, 08/15/12		345,000		335,713
MI Tobacco Settlement, 7.309%, 06/01/34		405,000		399,706
Tobacco Settlement Financing Corp., 6.706%, 06/01/46		1,080,000		1,002,640
Total Municipal Bond (cost $1,913,330)				1,828,192

		Shares
Preferred Stock - 0.7%
Newell Financial Trust I, 5.250% (cost $578,039)		13,455		630,703
Other Investment Companies - 24.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]		18,278,046		18,278,046
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%		2,929,284		2,929,284
Total Other Investment Companies (cost $21,207,330)				21,207,330
Total Investments - 119.3% (cost $102,990,278)				103,486,100
Other Assets, less Liabilities - (19.3)%				(16,733,578)
Net Assets - 100%				$86,752,522

Notes to the Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Mid-Cap	$100,310,669	$11,024,727	($4,089,444)	$6,935,283
Balanced	22,883,896	2,346,567	(429,759)	1,916,808
High Yield	54,339,105	983,437	(966,674)	16,763
Fixed Income	103,045,147	1,917,197	(1,476,244)	440,953

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
High Yield	$8,953,901	21.1%
Fixed Income	5,238,888	6.0%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its September 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2007, amounting to:

Fund	Value	% of Net Assets
Mid-Cap	$21,705,914	25.9%
Balanced	3,613,704	17.5%
High Yield	8,533,593	20.1%
Fixed Income	17,908,086	20.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Represents yield to maturity at September 30, 2007.

[5]	Floating rate security. The rate listed is as of September 30, 2007. Date in parenthesis represents the securities next coupon rate reset.

[6]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

[7]	Variable rate security. The rate listed is as of September 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

Investments Definitions and Abbreviations:

FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
GMAC: General Motors Acceptance Corp.
USTB: United States Treasury Bond
USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate par values shown in currencies other than the U.S. dollar (USD):

CAD:	Canadian Dollar
ISK:	Icelandic Krone
NZD:	New Zealand Dollar
MXN:	Mexican Peso

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: November 26, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: November 26, 2007